UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2008
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Norges Bank Investment Management_____
Address: Bankplassen 2___________________
0107 Oslo, Sentrum_________________
__________________________________________
Form 13F File Number: 28-12187________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Robert Cook____________________
Title: Compliance Manager_________________
Phone: +47 22 31 69 22______________________
Signature, Place, and Date of Signing:
Robert Cook, Oslo,Norway  03/13/2009_____
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:

Norges Banks annual holdings list which provides a complete picture of Norges Banks physical holdings as at 31 December 2008, including those reported on the form 13F filed on 17 February 2009 (pursuant to a request for confidential treatment and for which confidential treatment expired on 10 March 2009) is now available at (www.nbim.no).


Number of Other Included Managers: NONE
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:
(thousands)
List of Other Included Managers:NONE



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FORM 13F INFORMATIONAL TABLE
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